Borrowings	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowings
NOTE 10 - BORROWINGS
Borrowings as of December 31, 2015 and 2014 consisted of the following:

	December 31, 2015	December 31, 2014
Term Loan B facility	$411,292	$433,389
Credit facilities	194,569	153,349
Total borrowings	$605,861	$586,738
Less: Long-term unamortized discount	(2,464)	(3,459)
Less: Current portion of long-term debt, net	(23,336)	(16,435)
Less: Deferred financing costs, net	(5,319)	(7,305)
Long-term debt, net	$574,742	$559,539

In June 2013, Navios Partners completed the issuance of the $250,000 Term Loan B facility. The Term Loan B facility bears an interest rate of LIBOR plus 425 basis points (“bps”) and has a five-year term with 1.0% amortization profile and was issued at 98.0% (at a discount of $5,000). Navios Partners used the net proceeds of the Term Loan B facility to: (i) prepay $101,614 of the facility with Commerzbank AG and DVB Bank AG (the “July 2012 Credit Facility”); (ii) fully repay the outstanding balance of $41,225 of the credit facility entered with DVB Bank AG on August 8, 2012 (the “August 2012 Credit Facility”); (iii) deposit $98,179 to be held in escrow, to partially finance part of the acquisition of four new vessels, of which $47,000 was released in September 2013 for the acquisition of the Navios Joy, $17,750 was released in October 2013 for the acquisition of the Navios Harmony and $33,429 was released in January 2014 to finance a portion of the purchase prices of the Navios Sun and the Navios La Paix, which were delivered in January 2014; and (iv) cover fees and expenses. The refinancing of the August 2012 Credit Facility was accounted for as a debt extinguishment in accordance with ASC470 Debt and the remaining unamortized balance of $707 was written-off from the deferred financing fees.
On November 1, 2013, Navios Partners completed the issuance of a $189,500 add-on to its existing Term Loan B facility. The add-on to the Term Loan B facility bears the same terms as Term Loan B facility and was issued at 100%. Navios Partners used the net proceeds to partially finance the acquisition of five Container vessels.
On March 30, 2015 and on March 23, 2016, Navios Partners prepaid $21,000 and $3,000, respectively, of the Term Loan B facility. These prepayments were fully applied to the balloon payment. Following the prepayment of March 2015, an amount of $256 was written-off from the deferred financing fees.
The Term Loan B facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral and is guaranteed by each subsidiary of Navios Partners. The Term Loan B Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Agreement also provides for customary events of default, prepayment and cure provisions.
As of December 31, 2015, the outstanding balance of the Term Loan B facility including the add-on was $408,828, net of discount of $2,464, and it is repayable with a final payment of $411,292, in June 2018.
 On September 22, 2014, Navios Partners entered into a credit facility with ABN AMRO Bank N.V. (the “September 2014 Credit Facility”) of up to $56,000 (divided into two tranches) in order to finance a portion of the purchase price payable in connection with the acquisition of the YM Utmost and the YM Unity. Each tranche of the September 2014 Credit Facility was repayable in 20 equal quarterly installments of approximately $688, with a final balloon payment of $14,250 on the last repayment date. The maturity date of each tranche was five years after the drawdown date of such tranche. The tranches of the September 2014 Credit Facility bear interest at LIBOR plus 300 bps per annum. On March 30, 2015, Navios Partners prepaid $21,312 out of $53,938 outstanding on that date. Following this prepayment, an amount of $314 was written-off from the deferred financing fees. On April 8, 2015, Navios Partners entered into a supplemental agreement (the “First Supplemental Agreement”) to its September 2014 Credit Facility with ABN AMRO Bank N.V. following the release and discharge of Fairy Shipping Corporation and the YM Utmost from its obligations and liabilities under the September 2014 Credit Facility pursuant to a deed of release dated March 30, 2015. As of December 31, 2015, the outstanding balance of the loan was $29,424, and is repayable in 16 consecutive quarterly installments, the first 11 of which are $1,067 and the next five are $688, with a final balloon payment of $14,250 on the last repayment date.

On March 27, 2015, Navios Partners prepaid $2,346 of the July 2012 Credit facility and the prepayment was applied to 2015 installments. As of December 31, 2015, the outstanding balance of the July 2012 Credit facility was $88,282, and it was repayable in seven installments of $3,456 and one installment of $5,868, with a final balloon payment of $58,223. On January 8, 2016, Navios Partners prepaid the 2016 installments in the amount of $16,235 of the July 2012 Credit facility. This payment of this facility was accounted for as debt modification in accordance with ASC470 Debt.
On April 16, 2015, Navios Partners, through certain of its wholly-owned subsidiaries, entered into a term loan facility agreement of up to $164,000 (divided into two tranches) with HSH Nordbank AG (the “April 2015 Credit Facility”), in order to finance a portion of the purchase price payable in connection with the acquisition of the MSC Cristina and one more super-post-panamax 13,100 TEU container vessel. In September 30, 2015, the second tranche of April 2015 Credit Facility of $83,000 was cancelled. As of December 31, 2015, the outstanding balance of the April 2015 Credit facility of $76,863 was drawn on April 20, 2015, is repayable in 26 equal consecutive quarterly installments of $1,478, with a final balloon payment of $38,431 on the last repayment date. The final maturity date is April 20, 2022. The April 2015 Credit Facility bears interest at LIBOR plus 275 bps per annum. The April 2015 Credit Facility also requires compliance with certain financial covenants. Among other events, it will be an event of default under this credit facility if the financial covenants are not complied with.
In May 2015, Navios Partners entered into a term loan facility with Navios Holdings of up to $60,000 (the “Navios Holdings Credit Facility”). The Navios Holdings Credit Facility has a margin of LIBOR plus 300 bps. The final maturity date is January 2, 2017. As of December 31, 2015, there was no outstanding amount under this facility and all $60,000 remained to be drawn.
As of December 31, 2015, the total amount available to be drawn from all Navios Partners' credit facilities was $60,000.
As of December 31, 2015, the total borrowings, net under the Navios Partners' credit facilities were $598,078.
Amounts drawn under the July 2012 Credit Facility are secured by first preferred mortgages on certain Navios Partners' vessels and other collateral and are guaranteed by the respective vessel-owning subsidiary. Amounts drawn under the September 2014 Credit Facility and the April 2015 Credit Facility are secured by first preferred mortgages on certain Navios Partners' vessels and other collateral and are guaranteed by Navios Partners. The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings' (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility also require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 117% to 140%; (ii) minimum free consolidated liquidity of at least the higher of $25,000 and the aggregate of interest and principal falling due during the previous six months; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00 : 1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.75 : 1.00; and (v) maintain a minimum net worth to $135,000 for the periods prior to any distributions by the Company, whilst during the last quarter prior to any distribution declaration should maintain: (a) a ratio of EBITDA to interest expense of at least 5.00 : 1.00; (b) a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.65 : 1.00; and (c) a minimum net worth to $250,000. It is an event of default under the credit facilities if such covenants are not complied with in accordance with the terms and subject to the prepayment or cure provision of each facility.

As of December 31, 2015, Navios Partners was in compliance with the financial covenants of all of its credit facilities.
The maturity table below reflects the principal payments due under its credit facilities for the 12-month periods ended December 31:

Year	Amount
2016	$26,416
2017	82,227
2018	421,093
2019	8,663
2020	20,162
2021 and thereafter	47,300
$605,861